Shareholder Report, Line Graph (Details) 194794_RJ Eagle GCM Dividend Select Income ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Oct. 01, 2025	Dec. 31, 2025
RJ Eagle GCM Dividend Select Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Fund NAV
Accumulated Value	$ 10,000	$ 10,132
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	$ 10,000	$ 10,230